Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Future Minimum Lease Receipts	The following table shows the future minimum lease receipts through 2025 and thereafter (in thousands):

Operating Leases
2021	$886
2022	906
2023	906
2024	786
2025	544
Thereafter	2,074
Total	$6,102